Financial assets - impairments -Impairment charge/(release) to income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment charge/(release) to the income statement
Charge/(release) to the income statement	£ 311	£ 125	£ (54)
Continuing operations
Impairment charge/(release) to the income statement
Loans and advances to customers	311	125
Charge/(release) to the income statement	311	125	(54)
Gross income not recognised but which would have been recognised under the original terms of the impaired loans	146	162	203
Interest on impaired loans included in net interest income	31	38	51
Continuing operations | Loans and advances to customers
Impairment charge/(release) to the income statement
Charge/(release) to the income statement	311	125	(54)
Continuing operations | UK
Impairment charge/(release) to the income statement
Gross income not recognised but which would have been recognised under the original terms of the impaired loans	145	161	202
Interest on impaired loans included in net interest income	31	38	51
Continuing operations | Foreign
Impairment charge/(release) to the income statement
Gross income not recognised but which would have been recognised under the original terms of the impaired loans	1	1	1
Discontinued Operations
Impairment charge/(release) to the income statement
Loans and advances to customers		(106)
Gross income not recognised but which would have been recognised under the original terms of the impaired loans	0	68	59
Interest on impaired loans included in net interest income	0	37	46
Discontinued Operations | Loans and advances to customers
Impairment charge/(release) to the income statement
Charge/(release) to the income statement	£ 0	£ 106	£ 675